Loan Receivables, Net - Schedule of Loan Receivables, Net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Schedule of Loan Receivables, Net [Line Items]
Sub-total		¥ 940,852	¥ 783,550
Allowance for current expected credit losses:
Balance at the beginning of the year		(9,499)
Current period provision for expected credit losses		(612,736)	(9,499)
Balance at the end of the year		(622,235)	(9,499)
Loan receivables, net		318,617	774,051	$ 44,477
Loan Receivables from a Third-party Company [Member]
Schedule of Loan Receivables, Net [Line Items]
Sub-total	[1]	104,082	97,984
Loan Receivables from a Third-party Company One [Member]
Schedule of Loan Receivables, Net [Line Items]
Sub-total	[2]	784,622	685,287
Loan Receivables from a Third-party Company Two [Member]
Schedule of Loan Receivables, Net [Line Items]
Sub-total	[3]	52,148
Interest Receivable from a Third-Party [Member]
Schedule of Loan Receivables, Net [Line Items]
Sub-total			¥ 279

[1]	The amount as of June 30, 2024 represented the term-loan to Sichuan Tianyi Real Estate Development Co., Ltd (“Sichuan Tianyi”). Sichuan Tianyi, a third-party, of RMB95,000 and corresponding interest receivable RMB2,984. The loan is guaranteed by the ultimate controlling owner of Sichuan Tianyi, whom is jointly liable, with interest rate 6% per annum. In March 2025, a portion of this loan receivable amounting to RMB70,000 was transferred to another third party, with an annual interest rate ranging from 3.6% to 6%. The loan has a one-year term and is expected to be settled within one year. As of June 30, 2025, the outstanding balance of the loan totaled RMB95,000 with corresponding interest receivable of RMB9,082. As the loan receivable is not collected according to the original loan agreement, the Group raise up the provision for expected credit loss. As of June 30, 2025, the Group provided allowance amounted RMB72,475.
[2]	The amount represented the term-loans principal to a third-party company principally engaged in provision of education service of RMB755,300(2024:RMB679,300) and corresponding interest receivable RMB29,395(2024:RMB6,060) as of June 30, 2025. The loans bear an interest rate of 5% per annum. The loans have been subsequently pledged with equity interests as collaterals and fully guaranteed by the controlling shareholder of the debtor. As the loan receivable is not collected according to the original loan agreement, the Group raise up the provision for expected credit loss. As of June 30, 2025, the Group provided allowance amounted RMB549,212.
[3]	The amount represented the term-loans for one year principal to a third-party company principally engaged in provision of financial consultant service of RMB52,000 and corresponding interest receivable RMB148 as of June 30, 2025. The loans bear an interest rate of 5% per annum. The loan is guaranteed by the ultimate controlling owner of the controlling shareholder of the debtor, whom is jointly liable. As of June 30, 2025, the Group provided allowance amounted RMB548.